Debt (Details Narrative)															1 Months Ended						3 Months Ended		5 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 12, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 30, 2022 USD ($)	Oct. 31, 2022	Jul. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jan. 02, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2022	Jul. 31, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2018 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 12, 2023 USD ($)	Nov. 08, 2023 USD ($)	Nov. 03, 2023 USD ($)	Oct. 18, 2023 USD ($)	Oct. 03, 2023 USD ($)	Jun. 30, 2022	Oct. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jan. 30, 2020 USD ($)
Short-Term Debt [Line Items]
Weighted average interest rate		8.70%					2.70%														13.70%		2.70%			13.70%		8.70%	2.70%
Interest expense debt																					$ 300,000	$ 29,000				$ 800,000	$ 100,000	$ 200,000	$ 600,000
Aggregate principal value		$ 5,265,000					$ 4,403,000														4,750,000		$ 4,403,000			$ 4,750,000		$ 5,265,000	$ 4,403,000
Debt instrument, conversion ratio																										0.41
Debt Instrument, interest rate		10.00%					3.10%																3.10%					10.00%	3.10%
Principal plus accrued interest																					19,000					$ 19,000
Debt instrument, increase accrued interest																										$ 583,000		$ 146,000	$ 22,000
Issuance of common stock, net of issuance costs, shares | shares																								7,185,734		197,711	109,739	120,000,000	35,000
Debt fair value								$ 515,000	$ 515,000
Gain (loss) on extinguishment of debt																										$ (471,000)			$ 675,000
Debt instrument carrying amount		$ 5,425,000					$ 5,002,000														5,299,000		$ 5,002,000			5,299,000		5,425,000	5,002,000
Principal plus accrued interest																					1,954,000					1,954,000
Remaining principal plus accrued interest																					2,250,000					2,250,000
Debt discount		$ 138,000					22,000														34,000		22,000			34,000		$ 138,000	22,000
Debt description					financing of $15 million or more.
Interest payable							522,000																522,000						$ 522,000
Line of credit facility, maximum borrowing capacity																																								$ 1,000,000.0
Share issued price per share | $ / shares		$ 3.86																										$ 3.86
Common Stock [Member]
Short-Term Debt [Line Items]
Issuance of common stock, net of issuance costs, shares | shares																													35,000
Related Party [Member]
Short-Term Debt [Line Items]
Principal amount																					223,000	21,000				581,000	33,000	$ 116,000	$ 564,000
Gain (loss) on extinguishment of debt																					(332,000)					(332,000)
2020 Line of Credit [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate											1.60%	1.60%																		1.60%	1.60%
Warrant shares | shares											2,000,000	2,000,000																		2,000,000	2,000,000
Warrant exercise price per share | $ / shares											$ 1.00	$ 1.00																		$ 1.00	$ 1.00
Line of credit facility, maximum borrowing capacity											$ 1,000,000.0	$ 1,000,000.0																		$ 1,000,000.0	$ 1,000,000.0
Line of credit facility,remaining borrowing capacity		$ 1,000,000.0					1,000,000.0														$ 1,000,000.0		1,000,000.0			$ 1,000,000.0		1,000,000.0	1,000,000.0										$ 1,000,000.0
Debt interest rate				2.50%
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal value					$ 765,000	$ 765,000								$ 120,000		$ 765,000	$ 500,000								$ 1,400,000							$ 120,000									$ 30,000
Debt instrument, maturity date, description																				6 months					18 months
Debt instrument, conversion ratio																									1.00
Principal amount																									$ 1,000,000.0
Debt instrument, periodic payment																$ 15,000,000
Debt Instrument, interest rate					10.00%	10.00%										10.00%
2018 Convertible Notes [Member] | SAFE Agreements [Member]
Short-Term Debt [Line Items]
Aggregate principal value							2,000,000.0																2,000,000.0						2,000,000.0
2018 Convertible Notes [Member] | Series A-2 Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Aggregate principal value																	$ 450,000
Debt instrument, conversion price | $ / shares																									$ 1.75
Number of shares issued | shares																	257,143
2019 Contingently Convertible Notes Fair Value [Member]
Short-Term Debt [Line Items]
Aggregate principal value							200,000							$ 2,300,000									$ 200,000						$ 200,000			$ 2,300,000
Debt instrument, maturity date, description																																28 to 31 months
Debt Instrument, interest rate														5.00%																		5.00%
Debt instrument, conversion feature																																conversion price equal to: (i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing
Debt instrument, increase accrued interest							$ 200,000
2019 Contingently Convertible Notes Fair Value [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment																																$ 8,000,000.0
2020 Contingently Convertible Notes Fair Value [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 4,000,000.0	$ 4,000,000.0		$ 4,000,000.0				$ 3,000,000.0												$ 4,000,000.0	$ 4,000,000.0	$ 4,000,000.0
Debt instrument, maturity date, description																															January 2023	January 2023
Debt Instrument, interest rate	10.00%										5.00%	5.00%						5.00%												5.00%	5.00%
Debt instrument, conversion feature																															conversion option into the type of stock issued in the financing at the lower price equal to: (i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon the next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing
Debt instrument, conversion feature																															Upon a change of control, the investor will have the option to receive a cash payment equal the principal and accrued interest or convert the principal and accrued interest into shares of Calidi’s preferred stock to be issued, at a per share conversion price equal to: (i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal to the principal and accrued interest
Debt instrument, maturity date															Sep. 23, 2023
2020 Contingently Convertible Notes Fair Value [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Aggregate principal value		$ 1,000,000.0																										$ 1,000,000.0
2020 Contingently Convertible Notes Fair Value [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument, periodic payment																															$ 8,000,000.0
2020 Secured Term Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 600,000	$ 600,000																		$ 600,000	$ 600,000
Warrant shares | shares											1,050,000	1,050,000																		1,050,000	1,050,000
Warrant exercise price per share | $ / shares											$ 1.00	$ 1.00																		$ 1.00	$ 1.00
Repayment of debt													$ 100,000
2020 Secured Term Notes Payable [Member] | Investors One [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 450,000	$ 450,000																		$ 450,000	$ 450,000
2020 Secured Term Notes Payable [Member] | Investors Two [Member]
Short-Term Debt [Line Items]
Aggregate principal value											150,000	150,000																		150,000	150,000
2020 Secured Term Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 600,000	$ 600,000																		$ 600,000	$ 600,000
Warrant shares | shares											1,050,000	1,050,000																		1,050,000	1,050,000
Warrant exercise price per share | $ / shares											$ 1.00	$ 1.00																		$ 1.00	$ 1.00
Repayment of debt													$ 100,000
2020 Secured Term Notes Payable [Member] | Related Party [Member] | Investors One [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 500,000	$ 500,000																		$ 500,000	$ 500,000
Debt Instrument, interest rate											3.00%	3.00%																		3.00%	3.00%
Warrant shares | shares											2	2																		2	2
Floor rate											2.00%	2.00%																		2.00%	2.00%
2020 Secured Term Notes Payable [Member] | Related Party [Member] | Investors Two [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 200,000	$ 200,000																		$ 200,000	$ 200,000
Warrant shares | shares											1	1																		1	1
2020 Term Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal value																																		$ 500,000		$ 100,000
Debt Instrument, interest rate								10.00%	10.00%																													10.00%
Issuance of common stock, net of issuance costs, shares | shares									50,000
Debt fair value								$ 35,500	$ 35,500
Gain (loss) on extinguishment of debt								35,500
Debt instrument carrying amount								35,500	$ 35,500
Debt conversion, original debt, amount								515,000
Accure interest percent		10.00%																			10.00%					10.00%		10.00%
Interest payable		$ 550,000																										$ 550,000
2020 Term Notes Payable [Member] | June Twenty Twenty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate															10.00%							10.00%					10.00%
Issuance of common stock, net of issuance costs, shares | shares									50,000
Debt fair value								500,000	$ 500,000
Gain (loss) on extinguishment of debt									36,000
Debt instrument carrying amount								36,000	36,000
Debt conversion, original debt, amount									500,000
2020 Term Notes Payable [Member] | June Twenty Twenty One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value								$ 36,000	$ 36,000
2020 Term Notes Payable [Member] | Terms Of The Agreement [Member]
Short-Term Debt [Line Items]
Debt discount		$ 600,000																			$ 600,000					$ 600,000		$ 600,000
2020 Term Note Payable [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date, description																In July 2022, the maturity date of the 2020 Term Note was extended to the earlier of i) September 30, 2023 or ii) Calidi’s completion of a qualified financing of $15 million or more.
Principal plus accrued interest	$ 500,000
Remaining principal plus accrued interest	$ 100,000
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal value																	$ 5,000,000
Debt Instrument, interest rate		10.00%			10.00%	10.00%	3.10%									10.00%					24.00%		3.10%			24.00%		10.00%	3.10%
Debt description					financing of $15 million or more	financing of $15 million or more.													The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and matures on the earliest of the following: (i) one year from execution of the 2021 Term Note, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreement
Interest payable		$ 544,000					$ 505,000														$ 600,000		$ 505,000			$ 600,000		$ 544,000	$ 505,000
2022 Term Note Payable [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Warrant shares | shares																			1,000,000
Warrant exercise price per share | $ / shares																			$ 1.00
Debt description																			The 2021 Term Note bears interest at a rate equal to variable 30-day LIBOR plus 3%, subject to floor of 2% and matures on the earliest of the following: (i) one year from execution of the 2021 Term Note, (ii) Calidi’s completion of certain qualified financings, (iii) the occurrence of a change of control, or (iv) the occurrence of an event of default, as defined in the note agreement
2022 Term Note Payable [Member] | Maximum [Member] | Investor And Director [Member]
Short-Term Debt [Line Items]
Line of Credit, Current																			$ 500,000
2021 Term Note [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate	24.00%
Warrant shares | shares	500,000
Debt fair value	$ 100,000
Gain (loss) on extinguishment of debt	$ 15,000
2022 Term Note Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal value																					1,000,000.0					1,000,000.0								$ 200,000			$ 100,000
Debt Instrument, interest rate	24.00%
Warrant shares | shares	500,000
Debt fair value	$ 100,000
Gain (loss) on extinguishment of debt	37,000																									100,000
Principal plus accrued interest	$ 500,000																				100,000					100,000							$ 1,000,000.0
Debt discount		200,000																										$ 200,000
Debt description	For the term notes that were amended, all to related parties, $0.2 million of principal was extended to mature on November 1, 2023, $0.2 million of principal was extended to mature on March 1, 2024, and $0.2 million of principal was extended to mature on January 1, 2025.
Interest rate terms																												The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share
Gross proceeds																												$ 20,000,000
Accrued interest																					600,000					600,000
2022 Term Note Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value																					1,100,000					1,100,000
2022 Term Note Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Aggregate principal value		1,500,000	$ 1,500,000																		1,100,000					$ 1,100,000		$ 1,500,000
Issuance of common stock, net of issuance costs, shares | shares																										190,476
Gain (loss) on extinguishment of debt																										$ 100,000
2023 Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal value																					1,000,000.0					1,000,000.0									$ 600,000
Principal plus accrued interest	$ 1,000,000.0
Gain (loss) on extinguishment of debt																										18,000
Principal plus accrued interest	1,200,000																																$ 600,000
Remaining principal plus accrued interest																					600,000					600,000
Debt discount																					300,000					$ 300,000
Interest rate terms																										The 2023 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 and $2.96 per share, as applicable
Note payable common stock value in cash | $ / shares																										$ 3.86		$ 3.86
Gross proceeds																								$ 20,000,000
Accrued interest																					2,500,000					$ 2,500,000
Note payable common stock value in shares | $ / shares																										$ 2.96
2023 Notes Payable [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt fair value																					1,100,000					$ 1,100,000
2023 Notes Payable [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Aggregate principal value																					1,100,000					$ 1,100,000
Issuance of common stock, net of issuance costs, shares | shares																										197,344
Gain (loss) on extinguishment of debt																										$ 100,000
Secured term notes payable																					$ 3,300,000					3,300,000
Term Loans [Member]
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt																										$ 1,000
24% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest	200,000
Interest rate																					24.00%					24.00%
15% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest	200,000
Interest rate																					15.00%					15.00%
14% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest	200,000
Interest rate																					14.00%					14.00%
2022 Term Note and 2023 Term Note [Member]
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt	100,000
Warrants to purchase shares	$ 100,000
2022 Term Note and 2023 Term Note [Member] | Maturity in May 2024 [Member]
Short-Term Debt [Line Items]
Warrant shares | shares	5,000
2022 Term Note and 2023 Term Note [Member] | Maturity in May 2024 [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate	24.00%
2023 Term Note [Member]
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt																										$ 100,000
2023 Term Note [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt																										$ 6,000
24% 2023 Term Note Payable [Member]
Short-Term Debt [Line Items]
Principal plus accrued interest	$ 1,100,000
Two Thousand Seventeen Convertible Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal value																				$ 150,000
Debt instrument, conversion ratio																				1.00
Number of shares issued | shares																				150,000
Converted balance																				$ 150,000
Two Thousand Nineteen Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal value														$ 2,300,000																		$ 2,300,000
Debt instrument, increase accrued interest																							2,000,000.0									$ 8,000,000.0
Debt description																																(i) 80% of the per share price paid by investors in the financing; or (ii) 80% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of the amendment, or $2.40 per share (“valuation cap”). In addition, upon a next equity financing, the investors will be issued a warrant equal to 30% of principal at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued.
Accrued interest rate percent														5.00%																		5.00%
Convertible Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal value										$ 150,000
Debt instrument, increase accrued interest										$ 213,300
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 4,000,000.0	$ 4,000,000.0		$ 4,000,000.0																$ 4,000,000.0	$ 4,000,000.0	$ 4,000,000.0
Debt instrument, maturity date, description											mature in January 2023			mature in January 2023
Debt instrument, increase accrued interest											$ 8,000,000.0
Debt description																														(i) 70% of the per share price paid by investors in the financing; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance; or (iii) $2.00 (“valuation cap”). In addition, upon a next equity financing occurring, the investors will also receive a warrant equal to 30% of principal invested at an exercise price equal to the per share price paid by investors in the financing. These contingent warrants are accounted for when the contingency is resolved, and the contingent warrants are issued. Calidi evaluated whether the 2020 CCNPs contained a BCF in accordance with ASC 470-20 and determined that a BCF that is contingent upon on the next equity financing occurring is not recognized until the contingency is resolved. The contingency had not been resolved as of December 31, 2022. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.
Accrued interest rate percent											5.00%	5.00%		5.00%																5.00%	5.00%	5.00%
Convertible Promissory Notes [Member] | Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt description																														(i) 70% of the implied price per share of such preferred stock from such change of control; or (ii) 70% of a per share price equal to $100.0 million divided by the total number of issued and outstanding shares as of the date of issuance. Upon an event of default, each investor will receive a cash payment equal the principal and accrued interest.
Contingently Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, increase accrued interest																		$ 3,000,000.0
Debt instrument, debt default, amount		1,000,000.0					1,000,000.0																1,000,000.0					$ 1,000,000.0	1,000,000.0
2022 Secured Term Notes Payable [Member]
Short-Term Debt [Line Items]
Aggregate principal value		$ 1,500,000	$ 1,500,000																									$ 1,500,000
Accure interest percent		14.00%																										14.00%
Debt discount		$ 150,000																										$ 150,000
Debt description		The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share. Upon issuance of the common stock related to the 2022 Term Notes, Calidi recorded as debt discount of $150,000, which is being amortized using the effective interest method over the term of the debt. The 2022 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2022 Term Notes, or (ii) the date the Company receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.	The 2022 Term Loans bear simple interest of 24% per annum, of which 14% is payable in cash at maturity and the remaining 10% of the principal amount invested was paid in shares of Calidi common stock, valued at $3.86 per share. Upon issuance of the common stock related to the 2022 Term Notes, Calidi recorded as debt discount of $150,000, which is being amortized using the effective interest method over the term of the debt. The 2022 Term Notes mature on the earliest of the following: (i) one year from execution of the respective 2022 Term Notes, or (ii) the date the Company receives gross proceeds from a single transaction wherein the Company receives $20 million or more for the purchase of its common or preferred stock.
2022 Secured Term Notes Payable [Member] | Terms Of The Agreement [Member]
Short-Term Debt [Line Items]
Debt discount		$ 1,400,000																										$ 1,400,000
Two Thousand Twenty And Twenty Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Gain (loss) on extinguishment of debt							294,000
Proceeds from loan												$ 291,060
Accrued interest							294,000																$ 294,000						$ 294,000
Two Thousand Twenty And Twenty One Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt Instrument, interest rate		1.00%																										1.00%
Gain (loss) on extinguishment of debt							$ 381,000
Proceeds from loan												379,200
Business Loan And Security Agreement [Member]
Short-Term Debt [Line Items]
Aggregate principal value											$ 150,000	$ 150,000																		$ 150,000	$ 150,000
Debt instrument, periodic payment											$ 10,083
Debt Instrument, interest rate											25.10%	25.10%																		25.10%	25.10%
Debt instrument, maturity term											18 months